Cash and cash equivalents	9 Months Ended
Sep. 30, 2014
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
3.	Cash and cash equivalents
Included in cash and cash equivalents as of September 30, 2014 is $25,003 in short-term deposit with an original maturity of less than three months.